SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Summary of Significant Accounting Policies
Schedule of basic and diluted net earnings (loss) per common share

For the Period from
August 26,2020
(Inception) through
December 31, 2020
Class A Common Stock subject to possible redemption
Numerator: Earnings attributable to Class A Common Stock subject to possible redemption
Unrealized gain on investments held in Trust Account	$88,498
Less: Unrealized gain available to be withdrawn for payment of taxes	(62,790)
Net earnings attributable to Class A Common Stock subject to possible redemption	$25,708

Denominator: Weighted average Class A Common Stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption	44,885,287
Basic and diluted net earnings per share, Class A Common Stock subject to possible redemption	$0.00

Non-Redeemable Class A and Class B Common Stock
Numerator: Net loss minus net earnings
Net loss	$(10,850,513)
Less: Net earnings attributable to Class A Common Stock subject to possible redemption	(25,708)
Non-redeemable net loss	$(10,876,221)

Denominator: Weighted average Non-Redeemable Class A and Class B Common Stock
Basic and diluted weighted average shares outstanding, Non-Redeemable Class A and Class B Common Stock	17,614,713
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	$(0.62)

The following table reflects the calculation of basic and diluted net income per common share (in dollars, except share and per share amounts):

	Three Months Ended	Six Months Ended
	June 30,	June 30,
	2021	2021
Class A Common Stock subject to possible redemption
Numerator: Earnings attributable to Class A Common Stock subject to possible redemption
Unrealized gain on investments held in Trust Account	$5,002	$135,027
Interest and dividend income on investments held in Trust Account	8,633	8,633
Less: Income available to be withdrawn for payment of taxes	(13,635)	(100,209)
Net earnings attributable to Class A Common Stock subject to possible redemption	$—	$43,451

Denominator: Weighted average Class A Common Stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption	50,000,000	50,000,000
Basic and diluted net earnings per share, Class A Common Stock subject to possible redemption	$0.00	$0.00

Non-Redeemable Class B Common Stock
Numerator: Non-redeemable net income
Net income	$3,252,607	$833,801
Less: Net earnings attributable to Class A Common Stock subject to possible redemption	—	(43,451)
Non-redeemable net income	$3,252,607	$790,350

Denominator: Weighted average Non-Redeemable Class B Common Stock
Basic and diluted weighted average shares outstanding, Non-Redeemable Class B Common Stock	12,500,000	12,500,000
Basic and diluted net income per share, Non-Redeemable Class B Common Stock	$0.26	$0.06